Note 9 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	9,588,468
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	2,137,499	1,744,811	1,032,211
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	11,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	11,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 33,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	146 days
Share-based Payment Arrangement, Expense	$ 7,000
Share-based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	2,137,499
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 2,100,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 292 days
Non-Employee Stock Option [Member]
Share-based Payment Arrangement, Expense	$ 261,000	$ 288,000
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,905,499
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	883,001
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	11,500
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	232,000
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	2 years